Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Profit attributed to controlling shareholders		R$ 177,079	R$ 126,338	R$ 27,310
Weighted average number of common shares issued (thousands)		53,802	53,750	57,241
Effect from dilution - shares (a)	[1]	306	64	352
Weighted average number of common shares issued adjusted by the dilution effect		54,108	53,813	57,593
Basic earnings per share		R$ 3.2913	R$ 2.3505	R$ 0.4771
Diluted earnings per share		R$ 3.2727	R$ 2.3477	R$ 0.4742

[1]	Refers to potential ordinary shares from the long term incentive and stock option plans (Note 21).